Lord Abbett International Core Equity Fund

Supplement dated October 15, 2013 to the

Summary Prospectus dated March 1, 2013

The following replaces the subsection under “Management – Portfolio Managers” on page 8 of the summary prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Vincent J. McBride, Partner and Director	2003
Todd D. Jacobson, Partner and Associate Director	2013
Harold E. Sharon, Partner and Director	2003

Please retain this document for your future reference.